TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Tax loss carry-forwards	$ 5,593	$ 5,221
Allowances for doubtful accounts and accruals for employee benefits	103	84
Intangible assets	81	96
Depreciation, accruals for interest and other	746	732
Deferred tax asset before valuation allowance	6,523	6,133
Goodwill and deferred tax	(834)	(888)
Valuation allowance	(6,369)	(5,299)
Deferred tax liability, net	$ (680)	$ (54)